10 Accounts Receivables - Concessions (Details 2) - Piped gas distribution service concession [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Concessions [Line Items]
Concession agreement - gas distribution, beginning	R$ 324,385	R$ 322,259
Transfers from contract assets	7,390	16,574
Transfers to intangible assets		(24,835)
Transfers to intangible assets	(154,483)
Fair value recognition	12,154	10,415
Loss on disposal	(30)	(28)
Concession agreement - gas distribution, ending	R$ 189,416	R$ 324,385